Expense Example - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2020 Portfolio - VIP Investor Freedom 2020 Portfolio	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 54
3 years	170
5 years	296
10 years	$ 665